Financial Assets and Financial Liabilities - USD Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 114,937	₽ 68,856
Trade and other receivables	24,315	16,403
Cash and cash equivalents	17,701	1,706	₽ 3,509	₽ 1,803
Current liabilities	(363,439)	(399,343)
Short-term loans and borrowings	(283,382)	(314,836)
Trade and other payables	(36,278)	(43,783)
Currency risk [member] | U.S. dollars [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	256	215
Trade and other receivables	194	74
Cash and cash equivalents	62	141
Current liabilities	(32,823)	(40,342)
Short-term loans and borrowings	(31,233)	(38,041)
Trade and other payables	₽ (1,590)	₽ (2,301)